GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 101,993	$ 92,195	$ 93,150
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	44,014	35,140	39,945
Asia And Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	19,236	24,010	20,547
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	19,092	14,163	16,542
Middle East And Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 19,651	$ 18,882	$ 16,116